Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Value added and similar taxes receivables	$ 14	$ 11	$ 46
Prepaid expenses	48	42	44
Income tax receivable	31	32	25
Deferred offering costs	24	21
Other prepayments and receivables	26	31	11
Prepaid expenses and other current assets	$ 143	$ 137	$ 126